Property and Equipment	12 Months Ended
Dec. 31, 2022
Southland Holdings [Member]
Property and Equipment

9.	Property and Equipment

As of December 31, 2022, and December 31, 2021, property and equipment consisted of the following:

	As of
(Amounts in thousands)	December 31, 2022	December 31, 2021
Land	$6,211	$6,296
Buildings	31,225	33,642
Auto and trucks	29,967	29,343
Machinery and equipment	304,501	291,889
Assets in progress	162	15,427
Office and safety equipment	1,244	1,244
Property and equipment, at cost	373,310	377,841
Less: accumulated depreciation	(259,226)	(221,810)
Property and equipment, net	$114,084	$156,031

For the years ended December 31, 2022, December 31, 2021, and December 31, 2020, we recorded depreciation expense of $44.6 million, $45.0 million, and $38.5 million, respectively.